FURNITURE AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 3 - FURNITURE AND EQUIPMENT

Furniture and equipment consists of the following as of December 31:

	Year Ended December 31,
	2014	2013
Furniture and Fixtures	$11,218	$0
Less: Accumulated Depreciation	(745)	(0)
Net Property and Equipment	$10,474	$0

Depreciation expense on property and equipment was $60 and $0 for the years ended December 31, 2014 and 2013.